TAXATION - Schedule of unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Unrecognized Tax Benefits, Beginning Balance	$ 15,472	¥ 106,376	¥ 44,353
Additions	4,041	27,786	72,332
Decreases	(197)	(1,354)	(10,309)
Unrecognized Tax Benefits, Ending Balance	$ 19,316	¥ 132,808	¥ 106,376